Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Respective Useful Lives of Available-for-Use Intangible Assets
	Useful life	Income statement location for amortization and impairment charges

Currently marketed products	5 to 20 years	"Cost of goods sold"

Technologies	10 to 20 years	"Cost of goods sold" or "Research and development"

Other (including computer software)	3 to 7 years	In the respective functional expense

Defined contribution plans
(USD millions)	2020	2019	2018

Contributions for defined contribution plans continuing operations	501	422	443

Discontinued operations
Statement [line items]
Consolidated income statement, discontinued operations
(USD millions)	2019 [1]	2018

Net sales to third parties from discontinued operations	1 777	7 149

Sales to continuing segments	32	4

Net sales from discontinued operations	1 809	7 153

Cost of goods sold	– 860	– 3 983

Gross profit from discontinued operations	949	3 170

Selling, general and administration	– 638	– 2 754

Research and development	– 142	– 585

Other income	15	61

Other expense	– 113	– 126

Operating income/(loss) from discontinued operations	71	– 234

Interest expense	– 10	– 25

Other financial income and expense	– 3	– 1

Income/(loss) before taxes from discontinued operations	58	– 260

Taxes	– 159	74

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders	– 101	– 186

Gain on distribution of Alcon Inc. to Novartis AG shareholders [2]	4 691

Net income/(loss) from discontinued operations	4 590	– 186

[1] The consolidated income statement amounts are for the period from January 1, 2019, to the completion of the spin-off.
[2] See Note 2 for further details on the non-taxable, non-cash gain on distribution of Alcon Inc. to Novartis AG shareholders.

Consolidated income statement, additional information
(USD millions)	2019	2018

Interest income		2

Depreciation of property, plant and equipment	– 42	– 235

Depreciation of right-of-use assets	– 9

Amortization of intangible assets	– 174	– 1 052

Impairment charges on property, plant and equipment		– 3

Impairment charges on intangible assets [1]		– 391

Additions to restructuring provisions		– 13

Equity-based compensation of Novartis equity plans	– 9	– 93

[1] 2018 includes an impairment of USD 337 million related to the write-down of the CyPass currently marketed product, which was acquired with the Alcon Division 2016 acquisition of Transcend Medical, Inc.

Respective Useful Lives of Available-for-Use Intangible Assets
	Useful life	Income statement location for amortization and impairment charges

Marketing know-how	25 years	"Cost of goods sold"

Alcon brand name	Not amortized, indefinite useful life	"Other expense"

Balance sheet, additional information
(USD millions)	2019

Additions to property, plant and equipment	113

Additions to right-of-use assets	3

Additions to goodwill and intangible assets	36

Cash flows used in investing activities
(USD millions)	2020	2019	2018

Payments attributable to the spin-off of the Alcon business	– 39	– 29

Divested cash and cash equivalents		– 628

Cash flows attributable to the spin-off of the Alcon business	– 39	– 657

Other cash flows used in investing activities, net	– 88	– 502	– 1 001

Net cash flows used in investing activities from discontinued operations	– 127	– 1 159	– 1 001

Disclosure of net assets derecognized
(USD millions)	2019

Property, plant and equipment	2 858

Right-of-use assets	269

Goodwill	8 906

Intangible assets other than goodwill	11 121

Deferred tax assets	732

Financial and other non-current assets	526

Inventories	1 469

Trade receivables and other current assets	1 787

Cash and cash equivalents	628

Deferred tax liabilities	– 1 713

Current and non-current lease liabilities	– 269

Current and non-current financial debts	– 3 538

Trade payables, provisions and other liabilities	– 2 751

Net assets derecognized	20 025

Defined contribution plans
(USD millions)	2019	2018

Contributions for defined contribution plans discontinued operations	33	104